Investments (Selected Information Regarding Equity and Fixed Income Securities) (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales		$ 429	$ 457	$ 1,311	$ 1,301
Realized gains	[1]	53	24	152	96
Realized losses	[1]	25	18	75	60
Virginia Electric and Power Company
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales		230	237	677	651
Realized gains	[1]	21	11	46	44
Realized losses	[1]	$ 6	$ 5	$ 18	$ 17

[1]	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability.